Segment, Customer and Geographic Information (Schedule of Information Regarding Reportable Segments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating segments [line items]
Total sales		$ 365,704		$ 324,253	[1]	$ 325,899	[1]
Income/(loss) before taxes		(135,636)		(426,900)	[1]	32,154	[1]
Income Taxes		(72,809)		(2,252)	[1]	(9,043)	[1]
(Loss)/Profit for the year from continuing operations		(208,445)		(429,152)	[1]	23,111	[1]
Depreciation and amortization		178,461		172,381		27,040
Financing income		(2,904)		(7,724)	[1]	(10,721)	[1]
Financing expenses		70,166		47,276	[1]	36,394	[1]
Other items:
Share in losses/(income) of associated companies		110,665		186,215	[1]	187,033	[1]
Write back/(impairment) of assets and investments		(28,758)		72,263	[1]	6,541	[1]
Gain from distribution of dividend in kind					[1]	(209,710)	[1]
Asset impairment						6,541
Provision of financial guarantee				130,193	[1]		[1]
Impairment of investments				72,263
Other items		179,963		455,509		36,577
Adjusted EBITDA		44,327		28,609		68,731
Segment assets		2,404,163		4,929,560		4,113,755
Investments in associated companies		121,694		208,233		369,022
Total liabilities and equity		2,525,857		5,137,793		4,482,777
Segment liabilities		1,474,510		4,243,589		3,219,222
Capital expenditure		230,471		317,853		574,389
OPC [Member]
Disclosure of operating segments [line items]
Total sales		365,395		324,188		325,570
Income/(loss) before taxes		22,708		20,450		29,975
Income Taxes		(8,945)		(67)		(8,151)
(Loss)/Profit for the year from continuing operations		13,763		20,383		21,824
Depreciation and amortization		30,102		26,697		25,435
Financing income		(1,088)		(2,988)		(3,140)
Financing expenses		33,753		22,838		26,315
Other items:
Share in losses/(income) of associated companies
Write back/(impairment) of assets and investments
Gain from distribution of dividend in kind
Asset impairment
Provision of financial guarantee
Impairment of investments
Other items		62,767		46,547		48,610
Adjusted EBITDA		85,475		66,997		78,585
Segment assets		939,809		667,631		810,551
Investments in associated companies
Segment liabilities		742,692		533,684		676,832
Capital expenditure		109,226		72,540		18,273
Qoros [Member]
Disclosure of operating segments [line items]
Total sales			[2]		[2]
Income/(loss) before taxes	[2]	(121,198)		(142,534)		(196,223)
Income Taxes	[2]
(Loss)/Profit for the year from continuing operations	[2]	(121,198)		(142,534)		(196,223)
Depreciation and amortization	[2]
Financing income	[2]
Financing expenses	[2]
Other items:
Share in losses/(income) of associated companies	[2]	121,198		142,534		196,223
Write back/(impairment) of assets and investments
Gain from distribution of dividend in kind	[2]
Asset impairment	[2]
Provision of financial guarantee	[2]
Impairment of investments	[2]
Other items	[2]	121,198		142,534		196,223
Adjusted EBITDA	[2]
Segment assets	[2]
Investments in associated companies	[2]	1,694		117,593		158,729
Segment liabilities	[2]
Capital expenditure	[2]
Other [Member]
Disclosure of operating segments [line items]
Total sales		309		65		329
Income/(loss) before taxes		(37,146)		(304,816)		198,402
Income Taxes		(63,864)		(2,185)		(892)
(Loss)/Profit for the year from continuing operations		(101,010)		(307,001)		197,510
Depreciation and amortization		692		589		1,605
Financing income		(13,230)		(17,081)		(7,581)
Financing expenses		47,827		36,783		10,079
Other items:
Share in losses/(income) of associated companies		(10,533)		43,681		(9,190)
Write back/(impairment) of assets and investments		(28,758)
Gain from distribution of dividend in kind						(209,710)
Asset impairment						6,541
Provision of financial guarantee				130,193
Impairment of investments				72,263
Other items		(4,002)		266,428		(208,256)
Adjusted EBITDA		(41,148)		(38,388)		(9,854)
Segment assets		1,464,354		4,261,929		3,303,204
Investments in associated companies		120,000		90,640		210,293
Segment liabilities		731,818		3,709,905		2,542,390
Capital expenditure		121,245		245,313		556,116
Adjustments [Member]
Disclosure of operating segments [line items]
Total sales
Income/(loss) before taxes
Income Taxes
(Loss)/Profit for the year from continuing operations
Depreciation and amortization
Financing income		11,414		12,345
Financing expenses		(11,414)		(12,345)
Other items:
Share in losses/(income) of associated companies
Write back/(impairment) of assets and investments
Gain from distribution of dividend in kind
Asset impairment
Provision of financial guarantee
Impairment of investments
Other items
Adjusted EBITDA
Segment assets
Investments in associated companies
Segment liabilities
Capital expenditure

[1]	Restated (See note 2.E and 28)
[2]	Associated Company - See Note 10.A.2 and 10.C.b.